Shareholder Report, Average Annual Return (Details) 198676_Stone Ridge High Yield Reinsurance Risk Premium Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	14.27%	9.18%	6.30%
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Total Return Index
Average Annual Return, Percent	4.34%	3.04%	2.12%